SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Operating Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 24,503	$ 33,434	$ 30,187
Gross profit	5,068	6,510	7,483
Assets related to segment	18,049	20,069	22,130
Number of operating segments	2
RFID and Mobile Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	8,894	13,128	12,463
Gross profit	2,345	3,105	3,632
Assets related to segment	8,558	10,132	12,418
Supply Chain Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	15,915	21,332	17,724
Gross profit	2,723	3,405	3,851
Assets related to segment	9,491	9,869	9,605
Not Allocated/ Intercompany [Member]
Segment Reporting Information [Line Items]
Revenues	(306)	(1,026)
Gross profit
Assets related to segment		$ 68	$ 107